Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
As required by and in accordance with Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, the following disclosure summarizes the relationship between executive compensation actually paid by the Company and our financial performance over the last three years:
	SUMMARY COMPENSATION TABLE TOTAL FOR PEO(1)	COMPENSATION ACTUALLY PAID TO PEO(1)(6)	AVERAGE SUMMARY COMPENSATION TABLE FOR NON-PEO NEOS(2)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS(2)(6)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON		NET INCOME(4) (MILLIONS)	AISC PER OUNCE(5)
					TOTAL SHARE- HOLDER RETURN	PEER GROUP TOTAL SHARE- HOLDER RETURN(3)
2023	$342,169	$370,451	$465,977	$460,061	$73.20	$116.03	$55.30	$1,615.30
2022	$3,586	$(69,110)	$336,661	$294,413	$46.14	$109.14	$(81.08)	$1,687.88
2021	$3,706	$(46,710)	$280,593	$235,417	$69.80	$123.37	$(56.71)	$1,634.69

(1)
In his capacity as Chief Executive Officer, Mr. McEwen is included as our Principal Executive Officer (“PEO”) for 2023, 2022, and 2021. See the Summary Compensation Table Total versus Compensation Actually Paid Reconciliation Table below for additional details.

(2)
In 2023, the Non-PEO NEOs comprises Mr. Ing, Mr. Shaver, Ms. Diges, and Mr. Spears. In 2022, the Non-PEO NEOs comprises Mr. Ing (prorated based on June 6, 2022 Interim CFO start date), Mr. Shaver (prorated based on June 6, 2022 COO start date), Mr. McGibbon, Mr. Meding (prorated based on February 11, 2022 start date), Ms. Ladd-Kruger (prorated based on June 3, 2022 CFO end date) and Mr. Mah (prorated based on June 3, 2022 COO end date). In 2021, the Non-PEO NEOs comprises Ms. Ladd-Kruger, Mr. Mah, Mr. McGibbon (prorated based on April 10, 2021 start date), Mr. Wallin (prorated based on April 12, 2021 hire date), Mr. Woolfenden (prorated based on March 23, 2021 end date) and Mr. Iaboni (prorated based on January 22, 2021 end date).

(3)
Peer Group TSR comprises the NYSE Composite Index.

(4)
Represents Company Net Income as disclosed in the Company’s Annual Report on Form 10-K for the respective years.

(5)
All-in sustaining costs (AISC) per ounce is a US Non-GAAP measure consisting of cash costs, plus accretion of retirement obligations and amortization of the asset retirement costs related to operating sites, environmental rehabilitation costs for mines with no reserves, sustaining exploration and development costs, sustaining capital expenditures and sustaining lease payments. Our all-in sustaining costs exclude the allocation of corporate general and administrative costs. The sum of all-in sustaining costs is divided by the corresponding gold equivalent ounces sold to determine a per ounce amount.

(6)
“Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to non-PEO NEOs” reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

ADJUSTMENTS(*)		PEO			OTHER NEO AVERAGE
		2023	2022	2021	2023	2022	2021
Summary Compensation Table Total		$342,169	$3,586	$3,706	$465,977	$336,661	$280,593
Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	(−)	$—	$—	$—	$17,662	$—	$—
ADJUSTMENTS(*)		PEO			OTHER NEO AVERAGE
		2023	2022	2021	2023	2022	2021
Deduction for amounts reported in “Option Awards” column of the Summary Compensation Table	(−)	$336,330	$—	$—	$126,124	$—	$28,642
Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	(+)	$375,080	$—	$—	$140,655	$10,091	$24,283
Addition of fair value at vesting date, of equity awards granted during the FY that vested during the FY	(+)	$—	$—	$—	$—	$—	$—
Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	(+)	$(10,468)	$(72,696)	$(50,416)	$(2,785)	$(2,090)	$(12,656)
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY	(+)	$—	$—	$—	$—	$—	$—
Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions	(−)	$—	$—	$—	$—	$50,249	$28,161
Addition in respect of any dividends accrued or other earnings paid during applicable FY prior to vesting date of underlying award	(+)	$—	$—	$—	$—	$—	$—
Addition of incremental fair value of any options or SARS modified during the FY	(+)	$—	$—	$—	$—	$—	$—
Deduction changes in pension and deferred compensation plans	(−)	$—	$—	$—	$—	$—	$—
Addition for the Service Cost attributable to services rendered during the FY	(+)	$—	$—	$—	$—	$—	$—
Addition for the prior Service Cost in respect of a plan amendment or initiation during the FY	(+)	$—	$—	$—	$—	$—	$—
Compensation Actually Paid		$370,451	$(69,110)	$(46,710)	$460,061	$294,413	$235,417

(*)
Equity valuations have been calculated in accordance with the requirements for Compensation Actually Paid. Adjustment for Option Awards represents the sum of changes in fair value during the fiscal year. The fair market value of stock options is determined with the Black-Scholes model. The

Black- Scholes model is further described in Note 13 to the consolidated financial statements included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2023.

Company Selected Measure Name	AISC
Named Executive Officers, Footnote
(1)
In his capacity as Chief Executive Officer, Mr. McEwen is included as our Principal Executive Officer (“PEO”) for 2023, 2022, and 2021. See the Summary Compensation Table Total versus Compensation Actually Paid Reconciliation Table below for additional details.

(2)
In 2023, the Non-PEO NEOs comprises Mr. Ing, Mr. Shaver, Ms. Diges, and Mr. Spears. In 2022, the Non-PEO NEOs comprises Mr. Ing (prorated based on June 6, 2022 Interim CFO start date), Mr. Shaver (prorated based on June 6, 2022 COO start date), Mr. McGibbon, Mr. Meding (prorated based on February 11, 2022 start date), Ms. Ladd-Kruger (prorated based on June 3, 2022 CFO end date) and Mr. Mah (prorated based on June 3, 2022 COO end date). In 2021, the Non-PEO NEOs comprises Ms. Ladd-Kruger, Mr. Mah, Mr. McGibbon (prorated based on April 10, 2021 start date), Mr. Wallin (prorated based on April 12, 2021 hire date), Mr. Woolfenden (prorated based on March 23, 2021 end date) and Mr. Iaboni (prorated based on January 22, 2021 end date).

Peer Group Issuers, Footnote	(3) Peer Group TSR comprises the NYSE Composite Index.
PEO Total Compensation Amount	$ 342,169	$ 3,586	$ 3,706
PEO Actually Paid Compensation Amount	$ 370,451	(69,110)	(46,710)
Adjustment To PEO Compensation, Footnote
(6)
“Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to non-PEO NEOs” reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

ADJUSTMENTS(*)		PEO			OTHER NEO AVERAGE
		2023	2022	2021	2023	2022	2021
Summary Compensation Table Total		$342,169	$3,586	$3,706	$465,977	$336,661	$280,593
Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	(−)	$—	$—	$—	$17,662	$—	$—
ADJUSTMENTS(*)		PEO			OTHER NEO AVERAGE
		2023	2022	2021	2023	2022	2021
Deduction for amounts reported in “Option Awards” column of the Summary Compensation Table	(−)	$336,330	$—	$—	$126,124	$—	$28,642
Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	(+)	$375,080	$—	$—	$140,655	$10,091	$24,283
Addition of fair value at vesting date, of equity awards granted during the FY that vested during the FY	(+)	$—	$—	$—	$—	$—	$—
Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	(+)	$(10,468)	$(72,696)	$(50,416)	$(2,785)	$(2,090)	$(12,656)
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY	(+)	$—	$—	$—	$—	$—	$—
Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions	(−)	$—	$—	$—	$—	$50,249	$28,161
Addition in respect of any dividends accrued or other earnings paid during applicable FY prior to vesting date of underlying award	(+)	$—	$—	$—	$—	$—	$—
Addition of incremental fair value of any options or SARS modified during the FY	(+)	$—	$—	$—	$—	$—	$—
Deduction changes in pension and deferred compensation plans	(−)	$—	$—	$—	$—	$—	$—
Addition for the Service Cost attributable to services rendered during the FY	(+)	$—	$—	$—	$—	$—	$—
Addition for the prior Service Cost in respect of a plan amendment or initiation during the FY	(+)	$—	$—	$—	$—	$—	$—
Compensation Actually Paid		$370,451	$(69,110)	$(46,710)	$460,061	$294,413	$235,417

Non-PEO NEO Average Total Compensation Amount	$ 465,977	336,661	280,593
Non-PEO NEO Average Compensation Actually Paid Amount	$ 460,061	294,413	235,417
Adjustment to Non-PEO NEO Compensation Footnote
(6)
“Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to non-PEO NEOs” reflects the following adjustments from Total Compensation reported in the Summary Compensation Table:

ADJUSTMENTS(*)		PEO			OTHER NEO AVERAGE
		2023	2022	2021	2023	2022	2021
Summary Compensation Table Total		$342,169	$3,586	$3,706	$465,977	$336,661	$280,593
Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	(−)	$—	$—	$—	$17,662	$—	$—
ADJUSTMENTS(*)		PEO			OTHER NEO AVERAGE
		2023	2022	2021	2023	2022	2021
Deduction for amounts reported in “Option Awards” column of the Summary Compensation Table	(−)	$336,330	$—	$—	$126,124	$—	$28,642
Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	(+)	$375,080	$—	$—	$140,655	$10,091	$24,283
Addition of fair value at vesting date, of equity awards granted during the FY that vested during the FY	(+)	$—	$—	$—	$—	$—	$—
Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	(+)	$(10,468)	$(72,696)	$(50,416)	$(2,785)	$(2,090)	$(12,656)
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY	(+)	$—	$—	$—	$—	$—	$—
Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions	(−)	$—	$—	$—	$—	$50,249	$28,161
Addition in respect of any dividends accrued or other earnings paid during applicable FY prior to vesting date of underlying award	(+)	$—	$—	$—	$—	$—	$—
Addition of incremental fair value of any options or SARS modified during the FY	(+)	$—	$—	$—	$—	$—	$—
Deduction changes in pension and deferred compensation plans	(−)	$—	$—	$—	$—	$—	$—
Addition for the Service Cost attributable to services rendered during the FY	(+)	$—	$—	$—	$—	$—	$—
Addition for the prior Service Cost in respect of a plan amendment or initiation during the FY	(+)	$—	$—	$—	$—	$—	$—
Compensation Actually Paid		$370,451	$(69,110)	$(46,710)	$460,061	$294,413	$235,417

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
Financial Performance Measures
The Company’s performance metric targets include the following:
•
All-in Sustaining Costs (AISC)

•
Reserve/Resource Replacement Ratio

•
Production Actuals vs Guidance

Total Shareholder Return Amount	$ 73.2	46.14	69.8
Peer Group Total Shareholder Return Amount	116.03	109.14	123.37
Net Income (Loss)	$ 55,300,000	$ (81,080,000.00)	$ (56,710,000)
Company Selected Measure Amount	1,615.3	1,687.88	1,634.69
PEO Name	Mr. McEwen
Measure:: 1
Pay vs Performance Disclosure
Name	All-in Sustaining Costs (AISC)
Non-GAAP Measure Description
(5)
All-in sustaining costs (AISC) per ounce is a US Non-GAAP measure consisting of cash costs, plus accretion of retirement obligations and amortization of the asset retirement costs related to operating sites, environmental rehabilitation costs for mines with no reserves, sustaining exploration and development costs, sustaining capital expenditures and sustaining lease payments. Our all-in sustaining costs exclude the allocation of corporate general and administrative costs. The sum of all-in sustaining costs is divided by the corresponding gold equivalent ounces sold to determine a per ounce amount.

Measure:: 2
Pay vs Performance Disclosure
Name	Reserve/Resource Replacement Ratio
Measure:: 3
Pay vs Performance Disclosure
Name	Production Actuals vs Guidance
Mr. McEwen [Member] | Option Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Mr. McEwen [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Mr. McEwen [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Mr. McEwen [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Mr. McEwen [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Mr. McEwen [Member] | Equity Awards Adjustments For Addition of Incremental Fair Value of Options Or SARS Modified During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Mr. McEwen [Member] | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Mr. McEwen [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Mr. McEwen [Member] | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Stock Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. McEwen [Member] | Option Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(336,330)
PEO | Mr. McEwen [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	375,080
PEO | Mr. McEwen [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. McEwen [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,468)	(72,696)	(50,416)
PEO | Mr. McEwen [Member] | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. McEwen [Member] | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. McEwen [Member] | Equity Awards Adjustments For Addition of Incremental Fair Value of Options Or SARS Modified During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. McEwen [Member] | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. McEwen [Member] | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. McEwen [Member] | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Stock Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,662)
Non-PEO NEO | Option Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(126,124)		(28,642)
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	140,655	10,091	24,283
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,785)	(2,090)	(12,656)
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(50,249)	(28,161)
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Adjustments For Addition of Incremental Fair Value of Options Or SARS Modified During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Pension Adjustments Pension Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Pension Adjustments Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount